Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Operating Revenue by Source of Revenue Stream

The following table compares our operating revenue by the source of revenue stream for the years ended December 31, 2017 and 2018:

	Year ended December 31, (in thousands)
	2017	2018
Operating revenue:
Time charters	$144,521	$168,500
Voyage charters (*)	154,074	141,546

Total operating revenue	$298,595	$310,046

*	Voyage Charter revenues: Voyage charter revenues, which include revenues from contracts of affreightment, are shown net of address commissions.

Summary of Impact on Financial Statements on Adoption of Topic 606

The Company applied Topic 606 using the cumulative effect method – i.e. by recognizing the cumulative effect of initially applying Topic 606 as an adjustment to the opening balance of equity as of January 1, 2018. Therefore, the comparative information has not been adjusted and continues to be reported under Topic 605. The details of the significant changes and quantitative impact of the changes are set out below.

Consolidated Balance Sheet:

	As reported at December 31, 2018 (in thousands)	Adjustments (in thousands)	Balances without adoption of Topic 606 (in thousands)
Accrued income	$4,731	$3,854	$8,585
Prepaid expenses and other current assets	16,057	(1,462)	14,595
Other	1,811,963	—	1,811,963

Total assets	$1,832,751	$2,392	$1,835,143

Accrued expenses and other liabilities	$12,798	$103	$12,901
Other	864,843	—	864,843

Total Liabilities	877,641	103	877,744

Retained earnings	364,408	2,289	366,697
Other	590,702	—	590,702

Total stockholders’ equity	955,110	2,289	957,399

Total liabilities and stockholders’ equity	$1,832,751	$2,392	$1,835,143

Consolidated statements of Income:

	As reported for the year ended December 31, 2018	Adjustments	Balances without Adoption of Topic 606
	(in thousands, except per share data)
Revenues
Operating revenue	$310,046	$(1,243)	$308,803

Expenses
Broker commissions	5,142	60	5,202
Voyage expenses	61,634	(240)	61,394
Other	201,790	—	201,790

Total operating expenses	268,566	(180)	268,386

Operating income	41,480	(1,063)	40,417
Other expense	(46,886)	—	(46,886)

Loss before income taxes	(5,406)	(1,063)	(6,469)
Income taxes	(333)	—	(333)

Net loss	(5,739)	(1,063)	(6,802)

Loss per share:
Basic:	$(0.10)	$(0.02)	$(0.12)
Diluted:	$(0.10)	$(0.02)	$(0.12)

	As reported at December 31, 2018 (in thousands)	Adjustments (in thousands)	Balances without adoption of Topic 606 (in thousands)
Net loss	$(5,739)	$(1,063)	$(6,802)
Adjustments to reconcile net income to net cash provided by operating activities
Others	75,826	—	75,826
Changes in operating assets and liabilities
Prepaid expenses and other current assets	2,629	1,063	3,692
Other	4,801	—	4,801

Net cash provided by operating activities	77,517	—	77,517

Net cash used in investing activities	(42,327)	—	(42,327)

Net cash provided used in financing activities	(25,784)	—	(25,784)

Net increase in cash, cash equivalents and restricted cash	9,406	—	9,406
Cash, cash equivalents and restricted cash at beginning of year	62,109	—	62,109

Cash, cash equivalents and restricted cash at end of year	$71,515	$—	$71,515

Summary of Future Committed Revenue from Contracts with Customers, Arising from Remaining Performance Obligations

The following table presents future committed revenue from contracts with customers, arising from remaining performance obligations as of December 31, 2018.

	Less than 1 year	1 – 2 years	2 – 5 years	More than 5 years	Total
	(in thousands)
Total committed revenue	$133,743	$77,370	$143,603	$69,810	$424,526